INCOME STATEMENT DETAILS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
INCOME STATEMENT DETAILS
NOTE 22 – INCOME STATEMENT DETAILS

  (a)     Revenues:

The aggregate amount of transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2019, in addition to deferred revenues (see table below), is approximately NIS 183 million (mainly services). Of which the Group expects that approximately 31% will be recognized as revenue during 2020, approximately 17% will be recognized as revenue during 2021, and the rest in later years. The above excludes contracts that are for periods of one year or less or are billed based on time incurred, as permitted under IFRS 15 the transaction price allocated to these unsatisfied contracts is not disclosed.

The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance at January 1, 2018	195	46
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(21)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	20
Balance at December 31, 2018	164	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(19)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	27
Balance at December 31, 2019	133	53

* Current and non-current deferred revenues.

Disaggregation of revenues:

	Year ended December 31, 2019 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	990	513	(87)	1,416
Segment revenue - Services to business customers	808	412	(76)	1,144
Segment revenue - Services revenue total	1,798	925	(163)	2,560
Segment revenue - Equipment	571	103		674
Total Revenues	2,369	1,028	(163)	3,234

	Year ended December 31, 2018 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,045	418	(95)	1,368
Segment revenue - Services to business customers	798	434	(76)	1,156
Segment revenue - Services revenue total	1,843	852	(171)	2,524
Segment revenue - Equipment	643	92		735
Total Revenues	2,486	944	(171)	3,259

	Year ended December 31, 2017 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,126	320	(98)	1,348
Segment revenue - Services to business customers	852	457	(75)	1,234
Segment revenue - Services revenue total	1,978	777	(173)	2,582
Segment revenue - Equipment	610	76		686
Total Revenues	2,588	853	(173)	3,268

Revenues from services are recognized over time. For the years 2017, 2018 and 2019 revenues from equipment are recognized at a point of time, except for NIS 11 million, NIS 16 million and NIS 17 million, respectively, which were recognized over time. Revenues from equipment for the years 2017, 2018 and 2019 include revenues from operating leases according to IAS 17 and IFRS 16, in an amount of NIS 11 million, NIS 16 million and NIS 17 million, respectively.

Revenues from services for the years 2017, 2018 and 2019 include revenues from operating leases according to IAS17 and IFRS 16 in an amount of NIS 10 million, NIS 37 million and NIS 57 million, respectively. See also note 7 with respect to payment terms of sales of equipment, trade receivables and allowance for expected credit losses.

(b) Cost of revenues	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Transmission, communication and content providers	738	742	746
Cost of equipment and accessories	519	543	500
Depreciation and amortization	477	457	603
Wages, employee benefits expenses and car maintenance	293	310	312
Costs of handling, replacing or repairing equipment	75	73	71
Operating lease, rent and overhead expenses	184	184	73
Network and cable maintenance	97	109	99
Internet infrastructure and service providers	95	143	173
IT support and other operating expenses	61	56	57
Amortization of deferred expenses - rights of use	40	47	28
Other	48	36	45
Total cost of revenues	2,627	2,700	2,707

(c) Selling and marketing expenses	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance	106	111	102
Advertising and marketing	44	46	44
Selling commissions, net	29	27	28
Depreciation and amortization	54	77	106
Operating lease, rent and overhead expenses	23	19	4
Other	13	13	17
Total selling and marketing expenses	269	293	301

(d) General and administrative expenses	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance	79	76	85
Professional fees	22	21	21
Credit card and other commissions	14	14	13
Depreciation	9	11	14
Other	20	26	16
Total general and administrative expenses	144	148	149

(e) Employee benefit expense	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance,
before capitalization	503	543	543
Less: expenses capitalized (notes 10, 11)	(77)	(92)	(96)
Service costs: defined benefit plan (note 16(2))	15	11	12
Service costs: defined contribution plan (note 16(1))	17	20	23
Employee share based compensation expenses (note 21(b))	20	15	17
	478	497	499

In March 2019 the Company signed a new collective employment agreement with the employees' representatives and the Histadrut New General Labor Organization (hereinafter - the "Parties") that includes an economic chapter, for the years 2019-2021 ("the Collective Employment Agreement"). The Collective Employment Agreement grants Partner employees, among other things: an immediate salary increase for employees with a seniority of 1.5 years or more; an additional salary increase contingent upon the Company's performance; sharing of the Company's profits and the terms of eligibility for these grants in the years 2019-2021. In addition, the Parties negotiated a salary increase mechanism for the year 2020 and will renegotiate another increase for the year 2021 towards the end of the year 2020.